Risk Management - Financial assets with contractual cash flows modified during reporting period (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [Abstract]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	₩ 107,905	₩ 153,361
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, modification gain (loss)	6,951	15,335
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding	₩ 9,904,152	9,018,290
Non-recoverable financial assets still in the process of recovery		₩ 2,018,638